TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
Third Party	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥43,691,416	¥27,319,241	$4,126,898
Allowance for doubtful accounts	(4,265,505)	(3,065,234)	(463,040)
Total - third-party, net	¥39,425,911	¥24,254,007	$3,663,858

	June 30, 2017	June 30, 2018	June 30, 2017
Third Party – long-term	RMB	RMB	U.S. Dollars
Beijing Yabei Nuoda Science and Technology Co. Ltd. *	¥-	¥4,400,000	$664,673
Allowance for doubtful accounts	-	(187,171)	(28,275)
Total - long-term trade accounts receivable, net	¥-	¥4,212,829	$636,398

*The receivable from Beijing Yabei Nuoda was recognized primarily from the sale of automation system and services based on written contracts. Based on the repayment agreement signed in August, 2018, the outstanding balance was to be collected in five installments during the period from December 2018 to December 2020. Based on the repayment agreement, the Company expects to collect ¥1,954,978 ($295,323) before June 30, 2019, ¥3,100,000 ($468,292) before June 30, 2020 and ¥1,300,000 ($196,380) before December 31, 2020, respectively. No interest is required per the settlement agreement.

Provision made for doubtful accounts of accounts receivables due from third party was ¥1,650,745 and ¥1,137,238 for the years ended June 30, 2016 and 2017, respectively, and net recovery of provision made for doubtful accounts of accounts receivables due to third party was ¥1,013,100 ($153,041) for the years ended June 30, 2018.

Movement of allowance for doubtful accounts is as follows:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Beginning balance	¥4,814,577	¥4,265,505	$644,356
Charge to (reversal of) expense	1,137,238	(1,013,100)	(153,041)
Less: write-off	(1,686,310)	-	-
Ending balance	¥4,265,505	¥3,252,405	$491,315